N-4	Sep. 17, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Midland National Life Separate Account C
Entity Central Index Key	0000906564
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2024
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
This Supplement describes an additional Portfolio Company that is being made available as an investment option under your Contract. Please read this Supplement carefully and retain it with your Prospectus for future reference.

Effective September 30, 2025, the following Portfolio Company will be available as an investment option under the Contract:

Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1-Year Return	5-Year Return	10-Year Return
Corporate Bond – General	Fidelity® VIP Investment Grade Bond Svc 2 Fidelity Management & Research Company LLC	0.63%	1.50%	0.20%	1.68%

Variable Option [Line Items]
Prospectuses Available [Text Block]
This Supplement describes an additional Portfolio Company that is being made available as an investment option under your Contract. Please read this Supplement carefully and retain it with your Prospectus for future reference.

Effective September 30, 2025, the following Portfolio Company will be available as an investment option under the Contract:

Portfolio Companies [Table Text Block]

Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1-Year Return	5-Year Return	10-Year Return
Corporate Bond – General	Fidelity® VIP Investment Grade Bond Svc 2 Fidelity Management & Research Company LLC	0.63%	1.50%	0.20%	1.68%

C000228204 [Member] | C000048820 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Corporate Bond – General
Portfolio Company Name [Text Block]	Fidelity® VIP Investment Grade Bond Svc 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	1.50%
Average Annual Total Returns, 5 Years [Percent]	0.20%
Average Annual Total Returns, 10 Years [Percent]	1.68%